Servicing (Tables)	12 Months Ended
Dec. 31, 2019
Servicing Asset [Abstract]
Mortgage Servicing Rights Capitalized and Amortized	The following summarizes mortgage servicing rights capitalized and amortized:
(In thousands)	2019	2018
Mortgage servicing rights capitalized	$16	$-
Mortgage servicing rights amortized	$13	$12